CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 732.3	$ 847.8
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	11.0	3.1
Net realized change in fair value of marketable securities	0.6	1.2
Tax impact	0.0	(0.2)
Other comprehensive income (loss), net of income tax	11.6	4.1
Movement in cash flow hedge fair value reserve from continuing operations
Effective portion of changes in fair value of cash flow hedges	(5.2)	(39.7)
Time value of options contracts excluded from hedge relationship	3.0	4.8
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	2.6	23.8
Unrealized gain reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	0.0	2.2
Tax impact	0.0	(0.1)
Other comprehensive income, net of income taxes	0.4	(9.0)
Total other comprehensive income (loss)	12.0	(4.9)
Comprehensive income (loss)	744.3	842.9
Comprehensive income (loss) attributable to:
Equity holders	676.4	814.7
Non-controlling interests	67.9	28.2
Comprehensive income (loss)	$ 744.3	$ 842.9